Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000069425 | BNY-5501906
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000069425 | BNY-5705946
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000069425 | BNY-5842359
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069425 | BNY-5727973
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069425 | BNY-4061412
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069425 | BNY-5294121
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069425 | BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069425 | BNY-5671735
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069425 | BNY-4057808
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069425 | BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069425 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000069425 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069425 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000069425 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000069425 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000069425 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000069425 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000069425 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000069425 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000069425 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000069425 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000151994 | BNY-B4T3BW6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000151994 | BNY-5334588
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000151994 | BNY-B058TZ6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000151994 | BNY-7108899
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000151994 | BNY-BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000151994 | BNY-B0DJNG0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000151994 | BNY-5810066
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000151994 | BNY-BF0L353
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000151994 | BNY-BYMXPS7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000151994 | BNY-7145056
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000151994 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000151994 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000151994 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000151994 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000151994 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000151994 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000151994 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000151994 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000151994 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000151994 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000151994 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000151994 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000248668 | BNY-BK1N461
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000248668 | BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000248668 | BNY-BSZ2BY7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000248668 | BNY-6205122
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000248668 | BNY-6442327
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000248668 | BNY-6100186
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000248668 | BNY-B01NPJ1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248668 | BNY-BPFJHC7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000248668 | BNY-B0166K8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248668 | BNY-6261674
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000248668 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000248668 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000248668 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000248668 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000248668 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000248668 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000248668 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000248668 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000248668 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000248668 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000248668 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000248668 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000135785 | BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000135785 | BNY-4846288
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000135785 | BNY-0798059
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000135785 | BNY-BP9DL90
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135785 | BNY-BN7SWP6
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000135785 | BNY-BRJL176
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000135785 | BNY-6639550
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000135785 | BNY-4617859
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000135785 | BNY-4012250
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135785 | BNY-0454492
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135785 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000135785 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000135785 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000135785 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000135785 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135785 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000135785 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000135785 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000135785 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000135785 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000135785 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000033618 | BNY-6639550
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033618 | BNY-6335171
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033618 | BNY-6900643
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033618 | BNY-6563024
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033618 | BNY-6474535
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033618 | BNY-6596785
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033618 | BNY-6591014
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033618 | BNY-6435145
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033618 | BNY-6467803
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033618 | BNY-6513126
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033618 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033618 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033618 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000033618 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000033618 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000033618 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000033618 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000033618 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000033618 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000033618 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033618 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127778 | BNY-6335171
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000127778 | BNY-6596785
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000127778 | BNY-6467803
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000127778 | BNY-6569464
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000127778 | BNY-6597302
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000127778 | BNY-6858946
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000127778 | BNY-6597067
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127778 | BNY-BPG7MF8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000127778 | BNY-6408824
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127778 | BNY-6865504
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000127778 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000127778 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127778 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000127778 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000127778 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127778 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000127778 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000127778 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000127778 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000127778 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000127778 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%

[1]	Represents less than 0.1%